Equity Incentive Plan - Summary of Restricted Shares Awards and Restricted Share Unit Awards Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Restricted Share Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, shares (in shares) | shares	1,075
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 64.03
Granted, shares (in shares) | shares	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested, shares (in shares) | shares	(774)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 62.99
Forfeited, shares (in shares) | shares	0
Forfeited or expired, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Outstanding, shares (in shares) | shares	301
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 66.7
Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, shares (in shares) | shares	0
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Granted, shares (in shares) | shares	14,833
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 69
Vested, shares (in shares) | shares	0
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Forfeited, shares (in shares) | shares	(375)
Forfeited or expired, weighted average grant date fair value (in dollars per share) | $ / shares	$ 69
Outstanding, shares (in shares) | shares	14,458
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 69